Fees Summary	Apr. 27, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 11,525,000.00
Total Fee Amount	1,591.60
Total Offset Amount	0.00
Net Fee	$ 1,591.60
Offering Table N/A
Offset Table N/A	N/A